Segment Reporting (Details) - Segment	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Reportable segment	1	1
Title of decision maker	Chief operating decision
CODM description	The CODM uses consolidated net loss for the purpose of assessing performance, making operating decisions and allocating resources.